Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 14,164	$ 6,412
Restricted cash	400	0
Accounts receivable trade	1,421	1,437
Due from related parties	$ 386	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 363	$ 650
Prepaid expenses	413	601
Vessel held for sale	14,744	14,880
Other current assets	1,200	503
Total current assets	33,091	24,483
Fixed assets:
Vessels, net	58,827	110,589
Right-of-use assets	26,314	27,560
Total fixed assets	85,141	138,149
Other non-current assets:
Restricted cash, non-current	0	350
Other non-current assets	1,445	1,155
Equity method investment	17,407	3,588
Deferred charges and other investments, non-current	1,597	4,348
TOTAL ASSETS	138,681	172,073
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $339 and $723, respectively	14,327	17,650
Finance lease liabilities, current	16,938	2,032
Due to related parties	$ 9,486	$ 7,271
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 2,404	$ 1,823
Accrued liabilities	4,075	2,682
Deferred revenue	593	1,395
Dividends payable	818	663
Total current liabilities	48,641	33,516
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $518 and $989, respectively	33,574	61,103
Finance lease liabilities, non-current	0	16,938
Other liabilities, non-current	0	428
Total liabilities	82,215	111,985
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at December 31, 2025 and 2024, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at December 31, 2025 and 2024; 9,083,645 and 8,844,267 shares issued and outstanding as at December 31, 2025 and 2024, respectively	1	1
Additional paid-in capital	39,455	39,176
Accumulated other comprehensive income / (loss)	7	(4)
Retained earnings	13,453	20,915
Total United Maritime Corporation stockholders' equity	52,916	60,088
Non-controlling interest	3,550	0
Total stockholder's equity	56,466	60,088
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 138,681	$ 172,073